Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 0.3%
Safran S.A.	14,160	$1,853,180

		$1,853,180

Automobiles — 0.2%
Stellantis NV	87,584	$1,679,556

		$1,679,556

Banks — 7.1%
Bank of New York Mellon Corp. (The)	205,501	$10,548,366
Citigroup, Inc.	116,787	7,897,137
HDFC Bank, Ltd.	216,762	4,167,167
ING Groep NV	587,413	7,536,916
Mitsubishi UFJ Financial Group, Inc.(1)	989,698	5,228,255
Svenska Handelsbanken AB, Class A	393,876	4,438,708
Swedbank AB, Class A	181,300	3,530,567
Wells Fargo & Co.	139,323	6,400,499

		$49,747,615

Beverages — 2.3%
Coca-Cola Co. (The)	141,802	$8,086,968
Diageo PLC	155,850	7,728,018

		$15,814,986

Biotechnology — 0.7%
CSL, Ltd.	22,614	$4,814,308

		$4,814,308

Building Products — 1.4%
Assa Abloy AB, Class B	198,289	$6,360,372
Kingspan Group PLC	32,229	3,504,705

		$9,865,077

Chemicals — 0.7%
Sika AG	14,814	$5,218,534

		$5,218,534

Construction & Engineering — 0.0%
Abengoa S.A., Class A(2)(3)	74,946	$0
Abengoa S.A., Class B(2)(3)	774,970	0

		$0

Construction Materials — 1.0%
CRH PLC	137,148	$6,854,528

		$6,854,528

Security	Shares	Value
Consumer Finance — 1.7%
Capital One Financial Corp.	31,393	$5,076,248
OneMain Holdings, Inc.	112,247	6,847,067

		$11,923,315

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(2)	40,135	$11,169,169
ORIX Corp.	344,289	6,023,473

		$17,192,642

Diversified Telecommunication Services — 0.3%
Orange S.A.	214,421	$2,386,320

		$2,386,320

Electric Utilities — 2.8%
Endesa S.A.	184,010	$4,469,715
Enel SpA	145,080	1,336,989
Iberdrola S.A.	319,696	3,847,568
NextEra Energy, Inc.	61,905	4,822,399
Red Electrica Corp. S.A.	251,943	4,990,677

		$19,467,348

Electrical Equipment — 2.6%
AMETEK, Inc.	73,555	$10,227,823
Schneider Electric SE	48,617	8,142,779

		$18,370,602

Electronic Equipment, Instruments & Components — 4.5%
CDW Corp.	30,447	$5,582,458
Halma PLC	112,326	4,508,876
Keyence Corp.	9,972	5,554,429
Murata Manufacturing Co., Ltd.	44,491	3,692,118
TE Connectivity, Ltd.	41,739	6,155,250
Zebra Technologies Corp., Class A(2)	10,994	6,073,965

		$31,567,096

Entertainment — 1.8%
Nintendo Co., Ltd.	6,381	$3,280,491
Walt Disney Co. (The)(2)	52,535	9,247,210

		$12,527,701

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	11,278	$3,189,418
Equity Residential	49,769	4,187,066

		$7,376,484

Food Products — 2.6%
Mondelez International, Inc., Class A	149,203	$9,438,582
Nestle S.A.	71,141	9,008,560

		$18,447,142

Gas Utilities — 0.6%
Enagas S.A.	170,970	$3,926,756

		$3,926,756

Security	Shares	Value
Health Care Equipment & Supplies — 4.5%
Alcon, Inc.	86,685	$6,310,586
Boston Scientific Corp.(2)	219,958	10,030,085
Intuitive Surgical, Inc.(2)	8,383	8,311,409
Straumann Holding AG	3,536	6,555,808

		$31,207,888

Health Care Providers & Services — 0.8%
Anthem, Inc.	15,491	$5,948,699

		$5,948,699

Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC(2)	239,819	$5,067,347

		$5,067,347

Industrial Conglomerates — 1.2%
DCC PLC	51,064	$4,275,249
Melrose Industries PLC	1,852,035	4,115,723

		$8,390,972

Insurance — 2.7%
Allstate Corp. (The)	46,344	$6,027,037
Aviva PLC	1,056,804	5,675,712
AXA S.A.	191,644	4,963,009
SCOR SE	72,401	2,021,916

		$18,687,674

Interactive Media & Services — 6.5%
Alphabet, Inc., Class C(2)	11,722	$31,701,211
Facebook, Inc., Class A(2)	34,414	12,261,708
Tencent Holdings, Ltd.	29,649	1,788,077

		$45,750,996

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(2)(4)	6,375	$21,213,386

		$21,213,386

IT Services — 3.6%
Amadeus IT Group S.A.(2)	93,053	$6,102,488
Fidelity National Information Services, Inc.	37,605	5,605,025
Global Payments, Inc.	17,913	3,464,554
Visa, Inc., Class A	39,433	9,715,897

		$24,887,964

Leisure Products — 0.9%
Yamaha Corp.	116,582	$6,460,275

		$6,460,275

Life Sciences Tools & Services — 0.9%
Lonza Group AG	7,824	$6,091,965

		$6,091,965

Security	Shares	Value
Machinery — 3.7%
Graco, Inc.	43,064	$3,362,437
Ingersoll Rand, Inc.(2)	90,452	4,420,389
Sandvik AB	212,920	5,552,165
SMC Corp.	7,944	4,722,498
Stanley Black & Decker, Inc.	29,873	5,886,475
Volvo AB, Class B	87,237	2,057,202

		$26,001,166

Marine — 0.4%
ZIM Integrated Shipping Services, Ltd.(2)	71,572	$2,801,328

		$2,801,328

Media — 0.6%
Mediaset SpA	502,768	$1,538,589
Publicis Groupe S.A.	40,458	2,554,139

		$4,092,728

Metals & Mining — 1.4%
Rio Tinto, Ltd.	97,921	$9,597,233

		$9,597,233

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	182,679	$2,899,116

		$2,899,116

Multi-Utilities — 0.3%
CMS Energy Corp.	34,934	$2,158,572

		$2,158,572

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	51,030	$5,195,364
EOG Resources, Inc.	114,956	8,375,694
Phillips 66	54,235	3,982,476
Polski Koncern Naftowy ORLEN S.A.	128,899	2,441,930

		$19,995,464

Personal Products — 1.0%
Unilever PLC	124,856	$7,185,659

		$7,185,659

Pharmaceuticals — 7.1%
AstraZeneca PLC	66,414	$7,631,624
Eli Lilly & Co.	39,712	9,669,872
Novo Nordisk A/S, Class B	89,023	8,240,973
Roche Holding AG PC	19,143	7,395,172
Sanofi	79,099	8,152,988
Zoetis, Inc.	40,905	8,291,443

		$49,382,072

Professional Services — 3.2%
Recruit Holdings Co., Ltd.	137,190	$7,110,643
RELX PLC	307,335	9,033,893
Verisk Analytics, Inc.	32,310	6,136,961

		$22,281,497

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.4%
ASML Holding NV	18,467	$14,115,875
Infineon Technologies AG	194,678	7,439,450
Micron Technology, Inc.(2)	96,668	7,499,503
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,571	8,464,682

		$37,519,510

Software — 5.6%
Dassault Systemes SE	120,260	$6,633,806
Intuit, Inc.	10,907	5,780,383
Microsoft Corp.	95,137	27,105,482

		$39,519,671

Specialty Retail — 2.2%
Lowe’s Cos., Inc.	36,808	$7,092,533
TJX Cos., Inc. (The)	116,038	7,984,575

		$15,077,108

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	107,256	$15,644,360

		$15,644,360

Textiles, Apparel & Luxury Goods — 3.8%
adidas AG	29,845	$10,832,344
LVMH Moet Hennessy Louis Vuitton SE	13,072	10,466,319
VF Corp.	69,676	5,588,015

		$26,886,678

Total Common Stocks (identified cost $471,315,564)		$693,782,518

Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.2%
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	$240	$259,080
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(6)(7)	280	303,100
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(5)(6)	221	223,348
Series X, 6.10% to 10/1/24(5)(6)	118	128,547
Societe Generale S.A., 5.375% to 11/18/30(5)(6)(7)	200	216,500

		$1,130,575

Capital Markets — 0.0%(8)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(6)	$151	$168,999

		$168,999

Diversified Financial Services — 0.7%
PPTT, 2006-A GS, Class A, 5.626%(6)(7)(9)	$4,541	$5,028,432

		$5,028,432

Electric Utilities — 0.0%(8)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$93,839

		$93,839

Security	Principal Amount (000’s omitted)	Value
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$304,863

		$304,863

Insurance — 0.0%(8)
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(6)(7)	$200	$220,000

		$220,000

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$162,184
Odebrecht Oil & Gas Finance, Ltd., 0.00%(6)(7)	2,008	27,626
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	174,769

		$364,579

Pipelines — 0.0%(8)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(5)(6)	$135	$133,130

		$133,130

Total Corporate Bonds (identified cost $8,630,328)		$7,444,417

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	25,815	$1,017,627

Total Exchange-Traded Funds (identified cost $905,251)		$1,017,627

Preferred Stocks — 0.3%

Security	Shares	Value
Banks — 0.0%(8)
First Republic Bank, Series M, 4.00%	4,100	$102,500
JPMorgan Chase & Co., Series LL, 4.625%	2,100	55,230

		$157,730

Capital Markets — 0.0%(8)
Stifel Financial Corp., Series D, 4.50%	4,100	$104,058

		$104,058

Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(7)	11,860	$1,108,910

		$1,108,910

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,297	$356,420

		$356,420

Security	Shares	Value
Pipelines — 0.0%(8)
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	1,000	$25,080

		$25,080

Total Preferred Stocks (identified cost $1,543,656)		$1,752,198

Short-Term Investments — 0.0%(8)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(10)	161,733	$161,733

Total Short-Term Investments (identified cost $161,733)		$161,733

Total Investments — 100.7% (identified cost $482,556,532)		$704,158,493

Other Assets, Less Liabilities — (0.7)%		$(4,792,641)

Net Assets — 100.0%		$699,365,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $6,904,568 or 1.0% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2021.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Total Investments		Value
United States	53.5%		$376,782,225
United Kingdom	7.8		55,222,101
France	6.7		47,390,956
Japan	6.0		42,072,182
Switzerland	5.8		40,580,625
Spain	3.3		23,337,204
Sweden	3.1		21,939,014
Netherlands	3.1		21,652,791
Germany	2.6		18,271,794
Australia	2.1		14,631,541
Ireland	1.5		10,359,233
Taiwan	1.2		8,464,682
Denmark	1.2		8,240,973
India	0.6		4,167,167
Italy	0.4		2,875,578
Israel	0.4		2,801,328
Poland	0.3		2,441,930
China	0.3		1,788,077
Canada	0.0	(1)	93,839
Brazil	0.0	(1)	27,626
Exchange-Traded Funds	0.1		1,017,627

Total Investments	100.0%		$704,158,493

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	85	Long	9/17/21	$18,655,375	$595,598
STOXX Europe 600 Index	(794)	Short	9/17/21	(21,691,544)	(204,850)

					$390,748

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $5,389,988, which represents 0.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$22,745	$5,228,255	$100,912	989,698
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	2,744,375	69,951,958	(72,534,654)	54	—	161,733	803	161,733

				$54	$22,745	$5,389,988	$101,715

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$53,210,129	$11,547,616		$—	$64,757,745
Consumer Discretionary	41,878,509	34,505,841		—	76,384,350
Consumer Staples	17,525,550	23,922,237		—	41,447,787
Energy	17,553,534	2,441,930		—	19,995,464
Financials	56,864,639	43,585,723		—	100,450,362
Health Care	42,251,508	55,193,424		—	97,444,932
Industrials	32,835,413	56,728,409		0	89,563,822
Information Technology	101,091,559	48,047,042		—	149,138,601
Materials	—	21,670,295		—	21,670,295
Real Estate	7,376,484	—		—	7,376,484
Utilities	6,980,971	18,571,705		—	25,552,676
Total Common Stocks	$377,568,296	$316,214,222	**	$0	$693,782,518
Corporate Bonds	$—	$7,444,417		$—	$7,444,417
Exchange-Traded Funds	1,017,627	—		—	1,017,627
Preferred Stocks
Consumer Staples	—	1,108,910		—	1,108,910
Energy	381,500	—		—	381,500
Financials	261,788	—		—	261,788
Total Preferred Stocks	$643,288	$1,108,910		$—	$1,752,198
Short-Term Investments	$—	$161,733		$—	$161,733
Total Investments	$379,229,211	$324,929,282		$0	$704,158,493
Futures Contracts	$595,598	$—		$—	$595,598
Total	$379,824,809	$324,929,282		$0	$704,754,091

Liability Description
Futures Contracts	$(204,850)	$—		$—	$(204,850)
Total	$(204,850)	$—		$—	$(204,850)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.